RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Advances from founder	$ 482,172	$ 416,200	$ 394,988
Due to affiliate	$ 137,700	$ 137,700
Class B Non-Voting [Member]
Shares granted to acquire	25,000	25,000